DEED OF CROSS GUARANTEE (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Deed Of Cross Guarantee [Abstract]
Schedule of consolidated statement of comprehensive income

	2019		2018		2017
Continuing operations
Sale of goods	A$	1,126,407	A$	709,907	A$	452,662
Other income		11,972		59,552		129,958

Total revenue and other income		1,138,379		769,459		582,620
Cost of sales		(511,345)		(331,244)		(243,708)

Gross profit		627,034		438,215		338,912

Other income		—		—		184,088
Operating costs
Sales and marketing expenses		(1,286,323)		(1,250,976)		(834,600)
Product development expenses		(352,186)		(43,048)		(2,365,647)
Corporate and administrative expenses		(5,480,845)		(4,660,971)		(3,085,503)
Impairment of inter-company loans		(40,806,526)		(21,368,073)		(5,983,551)
Finance costs		(8,558)		—		(41)

Total operating costs		(47,934,438)		(27,323,068)		(12,269,342)
Loss from continuing operations before income tax benefit		(47,307,404)		(26,884,853)		(11,746,342)
Income tax benefit		179,863		1,385,796		1,048,634

Total comprehensive loss for the period	A$	(47,127,541)	A$	(25,499,057)	A$	(10,697,708)

Schedule of consolidated statement of financial position

	2019		2018
Current assets
Cash and cash equivalents	A$	444,200	A$	1,779,019
Trade and other receivables		629,646		2,589,816
Prepayments and other assets		708,635		130,055
Inventories		56,422		132,414

Total current assets		1,838,903		4,631,304

Non-current assets
Plant and equipment		3,780		5,662
Patents-in-progress		320,676		—

Total non-current assets		324,456		5,662

TOTAL ASSETS	A$	2,163,359	A$	4,636,966

LIABILITIES
Current liabilities
Trade and other payables		916,619		477,366
Provisions		57,751		49,205

Total current liabilities		974,370		526,571

TOTAL LIABILITIES	A$	974,370	A$	526,571

NET ASSETS	A$	1,188,989	A$	4,110,395

EQUITY
Contributed equity		204,279,078		162,801,028
Accumulated losses		(210,313,036)		(163,194,156)
Reserves		7,222,947		4,503,523

TOTAL EQUITY	A$	1,188,989	A$	4,110,395